Acquisitions	12 Months Ended
Dec. 31, 2016
Acquisitions
Acquisitions

5. Acquisitions

The Company accounts for business combinations using the purchase method of accounting, which requires the acquisition cost be allocated to the assets and liabilities of the Company acquired, including separately identifiable intangible assets, based on their estimated fair values. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities based on independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

Weiyue

The Company invested $3.4 million in Weiyue in 2011,  which engages in operating the mobile-based as well as PC-based online reading platform, in return for 35% of common shares. Pursuant to the investment agreement, the Company had contingent redemption right and its investment in Weiyue did not meet the definition of “in-substance common shares” under ASC 323-10-15. Due to there was no readily determinable fair value for the Company’s investment in Weiyue, it was accounted for under the cost method prior to January 2014.

In January 2014, pursuant to the new share purchase agreement, the Company acquired another 20.85% of Weiyue’s ordinary share with consideration of $8.3 million and obtained control, holding 55.85% of Weiyue’s ordinary shares upon the completion of the transaction.  In accordance with ASC805 accounting for step-up acquisition, the Company’s previously held 35% equity interest was re-measured to fair value at the acquisition date, which was valued with the assistance of an independent valuation firm and a re-measurement gain of $1.2 million was recognized. The Company began to consolidate Weiyue’s financial statements from January 2014 and the remaining 44.15% of its ordinary shares was recognized as non-controlling interests on the balance sheet. Total identifiable intangible assets acquired upon acquisition mainly included exclusive content distribution right of $2.8 million, customer relationships and core technology of $0.8 million, which have an estimated useful life of three to ten years, respectively. Consideration for Weiyue was allocated on the acquisition date based on their fair value of the assets acquired and the liabilities assumed as follows:

As of acquisition date
(In thousands)
Consideration	$8,252
Fair value of previously held 35% equity interest	4,648
Non-controlling interests	5,856

Total consideration	18,756

Tangible assets	940
Identifiable intangible assets acquired	3,631
Liabilities assumed	(341)
Goodwill	14,526

Total consideration	$18,756

The acquisition did not have a material impact on the Company’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented. The goodwill acquired from Weiyue has been fully impaired in 2014 as a result of the revocation of Internet Publication License and License for Online Transmission of Audio-Visual Programs for the reading business (Note 6).

In 2014, other than Weiyue acquisition described above, the Company acquired two other companies with total purchase consideration of $4.5 million, which had no material impact on the Company’s consolidated financial statements of 2014. No new acquisition incurred in 2015 and 2016.